Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Average		Value of Initial Fixed
					Summary		$100 Investment
	Summary	Summary			Compensation	Average	Based On:
	Compensation	Compensation			Table Total for	CAP to		Peer Group		Company
	Table	Table	CAP	CAP	Non-PEO	Non-PEO	Total	Total		Adjusted
	Total for PEO	Total for PEO	to PEO	to PEO	Named	Named	Shareholder	Shareholder	Net	Free
	(James D. Farley, Jr.)	(James P. Hackett)	(James D. Farley, Jr.) [4]	(James P. Hackett) [4]	Executives [1]	Executives [1,4]	Return	Return [2]	Income	Cash Flow [3]
Year	($)	($)	($)	($)	($)	($)	($)	($)	(in $M)	(in $M)
2022	20,996,146	—	(14,879,370)	—	12,379,576	(3,677,839)	132	128	(1,981)	9,081
2021	22,813,174	—	73,772,804	—	12,930,062	30,831,937	228	188	17,937	4,590
2020	11,802,054	16,728,505	8,310,761	9,825,786	9,684,547	3,384,069	96	151	(1,279)	1,273

[1]

The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; and for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra.

[2]

The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2022, but the TSR data in this table differs from the data included in the “Stock Performance Graph” because this table and the “Stock Performance Graph” measure the value of the initial fixed $100 investment over different time periods with different starting points.

[3]

Company adjusted free cash flow is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Cash Provided By/(Used In) Operating Activities.” Company adjusted free cash flow measures the Company’s operating cash flow excluding operating cash flows of Ford Motor Credit Company LLC (“Ford Credit”). The measure contains elements management considers “operating activities,” including Company excluding Ford Credit capital spending, Ford Credit distributions to its parent, and settlement of derivatives. The measure excludes cash outflows for funded pension contributions, global redesign (including separations), and other items that are considered operating cash flows under U.S. GAAP. This measure is useful to management and investors because it is consistent with management’s assessment of the Company’s operating cash flow performance. Please refer to p. 79 of our Annual Report on Form 10-K for the year ended December 31, 2022 for a reconciliation of Net Cash Provided By/(Used in) Operating Activities to Company Adjusted Free Cash Flow.

[4]

As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the following amounts were added to, or deducted from, the applicable SCT Totals:

James D. Farley, Jr. SCT Total Compensation to CAP Reconciliation:

			Plus
			Value of Equity-Based
		Less	Awards Calculated
	SCT Total	Grant Date Fair Value	According to SEC Specified
	Compensation	Of Equity-Based Awards	Methodology	CAP
Year	($)	($)	($) [i]	($) ii
2022	20,996,146	15,145,381	(20,730,135)	(14,879,370)
2021	22,813,174	16,078,486	67,038,116	73,772,804
2020	11,802,054	9,230,638	5,739,345	8,310,761

James P. Hackett SCT Total Compensation to CAP Reconciliation:

Plus
Value of Equity-Based
		Less	Awards Calculated
	SCT Total	Grant Date Fair Value	According to SEC Specified
	Compensation	Of Equity-Based Awards	Methodology	CAP
Year	($)	($)	($) [i]	($) ii
2020	16,728,505	13,576,989	6,674,271	9,825,786

Average Non-PEO Named Executive SCT Total Compensation to CAP Reconciliation:

		Less	Plus
		Grant Date Fair Value	Value of Equity-Based	Plus Actuarially
		of Equity-Based Awards	Awards Calculated	Determined Pension
	SCT Total	and Aggregate Change in	According to SEC Specified	Service Cost and
	Compensation	Present Value of Pension Benefit	Methodology	Prior Service Cost	CAP
Year	($)	($)	($) [i]	($) ii,iii	($)
2022	12,379,576	9,877,999	(6,327,595)	148,179	(3,677,839)
2021	12,930,062	10,394,497	28,182,109	114,263	30,831,937
2020	9,684,547	7,941,257	1,402,854	237,925	3,384,069

[i]

Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for each year shown. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on p. 62.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Fiscal Year End	at Fiscal Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	4,115,951	(3,615,542)	(1,712,006)	(1,211,597)
2022	PSUs	5,581,419	(15,456,825)	(1,301,590)	(11,176,996)
	Options [a]	–	(5,193,849)	(3,147,692)	(8,341,541)
	Total	9,697,370	(24,266,216)	(6,161,288)	(20,730,135)
	RSUs	11,208,533	3,441,217	794,689	15,444,439
2021	PSUs	29,263,665	8,767,638	171,424	38,202,727
	Options [a]	–	11,324,347	2,066,603	13,390,950
	Total	40,472,198	23,533,202	3,032,716	67,038,116
	RSUs	2,483,043	(50,387)	(2,454,708)	(22,052)
2020	PSUs	654,766	(1,092,384)	(203,336)	(640,954)
	Options [a]	6,402,350	–	–	6,402,350
	Total	9,540,159	(1,142,771)	(2,658,044)	5,739,345

Supplemental Detail of PEO (James P. Hackett) Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Fiscal Year End	at Fiscal Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	–	(123,604)	(1,658,807)	(1,782,411)
2020	PSUs	1,702,393	(2,729,232)	(935,846)	(1,962,685)
	Options [a]	10,419,367	–	–	10,419,367
	Total	12,121,760	(2,852,836)	(2,594,653)	6,674,271

Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Reported Year End	at Reported Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	3,433,292	(1,606,739)	(545,965)	1,280,588
2022	PSUs	2,879,242	(6,796,401)	(576,326)	(4,493,485)
	Options [a]	–	(1,536,592)	(1,578,106)	(3,114,698)
	Total	6,312,534	(9,939,732)	(2,700,397)	(6,327,595)
	RSUs	7,006,252	1,161,809	2,259,053	10,427,114
2021	PSUs	8,666,542	4,764,067	124,194	13,554,803
	Options [a]	–	3,414,607	785,585	4,200,192
	Total	15,672,794	9,340,483	3,168,832	28,182,109
	RSUs [b]	1,426,962	(336,773)	(624,930)	465,259
2020	PSUs [b]	144,564	(708,996)	(149,041)	(713,473)
	Options [a]	–	1,651,068	–	1,651,068
	Total	1,571,526	605,299	(773,971)	1,402,854

[a]

As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley, Hackett, and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021 and 2022, a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.

[b]

The amounts in column (b) of these rows reflect the change in value of prior years’ unvested awards attributable to Mr. Stone’s forfeiture of certain RSUs and PSUs in connection with his departure during 2020. The aggregate change in value attributable to the forfeiture of such RSUs was ($1,445,630), and for PSUs was ($1,883,151).

ii	We did not report a change in pension value for Messrs. Farley or Hackett in any of the years reflected in these tables because they do not participate in any of our pension benefit plans.
iii

This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year. No actuarial present values are reported for Messrs. Farley and Hackett because neither participates in the Company’s defined benefit pension plans.

Company Selected Measure Name	Company adjusted free cash flow
Named Executive Officers, Footnote [Text Block]
[1]

The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; and for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra.

Peer Group Issuers, Footnote [Text Block]

[2]

The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2022, but the TSR data in this table differs from the data included in the “Stock Performance Graph” because this table and the “Stock Performance Graph” measure the value of the initial fixed $100 investment over different time periods with different starting points.

Adjustment To PEO Compensation, Footnote [Text Block]

James D. Farley, Jr. SCT Total Compensation to CAP Reconciliation:

			Plus
			Value of Equity-Based
		Less	Awards Calculated
	SCT Total	Grant Date Fair Value	According to SEC Specified
	Compensation	Of Equity-Based Awards	Methodology	CAP
Year	($)	($)	($) [i]	($) ii
2022	20,996,146	15,145,381	(20,730,135)	(14,879,370)
2021	22,813,174	16,078,486	67,038,116	73,772,804
2020	11,802,054	9,230,638	5,739,345	8,310,761

James P. Hackett SCT Total Compensation to CAP Reconciliation:

Plus
Value of Equity-Based
		Less	Awards Calculated
	SCT Total	Grant Date Fair Value	According to SEC Specified
	Compensation	Of Equity-Based Awards	Methodology	CAP
Year	($)	($)	($) [i]	($) ii
2020	16,728,505	13,576,989	6,674,271	9,825,786

[i]

Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for each year shown. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on p. 62.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Fiscal Year End	at Fiscal Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	4,115,951	(3,615,542)	(1,712,006)	(1,211,597)
2022	PSUs	5,581,419	(15,456,825)	(1,301,590)	(11,176,996)
	Options [a]	–	(5,193,849)	(3,147,692)	(8,341,541)
	Total	9,697,370	(24,266,216)	(6,161,288)	(20,730,135)
	RSUs	11,208,533	3,441,217	794,689	15,444,439
2021	PSUs	29,263,665	8,767,638	171,424	38,202,727
	Options [a]	–	11,324,347	2,066,603	13,390,950
	Total	40,472,198	23,533,202	3,032,716	67,038,116
	RSUs	2,483,043	(50,387)	(2,454,708)	(22,052)
2020	PSUs	654,766	(1,092,384)	(203,336)	(640,954)
	Options [a]	6,402,350	–	–	6,402,350
	Total	9,540,159	(1,142,771)	(2,658,044)	5,739,345

Supplemental Detail of PEO (James P. Hackett) Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Fiscal Year End	at Fiscal Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	–	(123,604)	(1,658,807)	(1,782,411)
2020	PSUs	1,702,393	(2,729,232)	(935,846)	(1,962,685)
	Options [a]	10,419,367	–	–	10,419,367
	Total	12,121,760	(2,852,836)	(2,594,653)	6,674,271

[a]

As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley, Hackett, and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021 and 2022, a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.

ii	We did not report a change in pension value for Messrs. Farley or Hackett in any of the years reflected in these tables because they do not participate in any of our pension benefit plans.

Non-PEO NEO Average Total Compensation Amount	$ 12,379,576	$ 12,930,062	$ 9,684,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,677,839)	30,831,937	3,384,069
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO Named Executive SCT Total Compensation to CAP Reconciliation:

		Less	Plus
		Grant Date Fair Value	Value of Equity-Based	Plus Actuarially
		of Equity-Based Awards	Awards Calculated	Determined Pension
	SCT Total	and Aggregate Change in	According to SEC Specified	Service Cost and
	Compensation	Present Value of Pension Benefit	Methodology	Prior Service Cost	CAP
Year	($)	($)	($) [i]	($) ii,iii	($)
2022	12,379,576	9,877,999	(6,327,595)	148,179	(3,677,839)
2021	12,930,062	10,394,497	28,182,109	114,263	30,831,937
2020	9,684,547	7,941,257	1,402,854	237,925	3,384,069

[i]

Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for each year shown. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on p. 62.

Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value:

		Fair Value of Reported	Change in Value of Prior	Change in Value of	Value of Awards
		Year’s Awards at	Years’ Awards Unvested	Prior Years’ Awards that	Included in CAP for
		Reported Year End	at Reported Year End	Vested in Year Reported	Year Reported
		(a)	(b)	(c)	(d) = (a) + (b) + (c)
Year	Type of Award	($)	($)	($)	($)
	RSUs	3,433,292	(1,606,739)	(545,965)	1,280,588
2022	PSUs	2,879,242	(6,796,401)	(576,326)	(4,493,485)
	Options [a]	–	(1,536,592)	(1,578,106)	(3,114,698)
	Total	6,312,534	(9,939,732)	(2,700,397)	(6,327,595)
	RSUs	7,006,252	1,161,809	2,259,053	10,427,114
2021	PSUs	8,666,542	4,764,067	124,194	13,554,803
	Options [a]	–	3,414,607	785,585	4,200,192
	Total	15,672,794	9,340,483	3,168,832	28,182,109
	RSUs [b]	1,426,962	(336,773)	(624,930)	465,259
2020	PSUs [b]	144,564	(708,996)	(149,041)	(713,473)
	Options [a]	–	1,651,068	–	1,651,068
	Total	1,571,526	605,299	(773,971)	1,402,854

[a]

As previously disclosed, the grant date fair value of the stock options granted to Messrs. Farley, Hackett, and Ford in 2020 was calculated using a Monte Carlo simulation. The same simulation was used to calculate the fair value of stock options for 2020. For 2021 and 2022, a Black Scholes model was used to calculate the fair value of stock as the price-based performance condition for the 2020 stock options was achieved on February 8, 2021.

[b]

The amounts in column (b) of these rows reflect the change in value of prior years’ unvested awards attributable to Mr. Stone’s forfeiture of certain RSUs and PSUs in connection with his departure during 2020. The aggregate change in value attributable to the forfeiture of such RSUs was ($1,445,630), and for PSUs was ($1,883,151).

ii	We did not report a change in pension value for Messrs. Farley or Hackett in any of the years reflected in these tables because they do not participate in any of our pension benefit plans.
iii

This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year. No actuarial present values are reported for Messrs. Farley and Hackett because neither participates in the Company’s defined benefit pension plans.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship of CAP to Certain Performance Measures

The following graphic and narrative disclosures describe the relationship between the CAP to our PEOs and the Average CAP to our Non-PEO Named Executives in each of the years reported above to (1) TSR of both the Company and the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”), (2) Company Net Income, and (3) Company Adjusted Free Cash Flow.

In 2020, the CAP to Messrs. Hackett and Farley, as well as to our Non-PEO Named Executives, was lower than their respective individual and average SCT Totals (as applicable), while our TSR for 2020 was -4% paired with a $1.326 billion decrease in Net Income and $1.589 billion decrease in Adjusted Free Cash Flow from 2019. For 2021, the CAP to Mr. Farley was much higher than his SCT Total, paired with a corresponding +137% change in our TSR and $19.216 billion and $3.317 billion increases in Net Income and Adjusted Free Cash Flow, respectively. The average CAP to our Non-PEO Named Executives was also much higher than the average SCT Total in 2021. In 2022, the CAP to Mr. Farley was much lower than his SCT Total, and the average CAP to our Non-PEO Named Executives was much lower than their average SCT Total in 2022, with negative CAP in both cases. TSR suffered a -42% change in 2022, as Net Income declined $19.918 billion from the prior year despite a $4.491 billion increase in our Adjusted Free Cash Flow from the prior year.

The increased CAP to Mr. Farley and our other Non-PEO Named Executives for 2021 is largely attributable to a large increase in our stock price during 2021 that also drove the large increase in our TSR for 2021. By the end of 2022, our TSR ended higher than the cumulative TSR of our Peer Group, but both our TSR and stock price had returned to levels closer to our 2020 TSR and year-end stock price, contributing to the corresponding decrease in CAP to Mr. Farley and our other Non-PEO Named Executives for 2022. Much of the fluctuation in CAP over the period reported is attributable to changes in our year-end stock price, which affects the “change in value of prior years’ awards” that is included in the calculation of CAP. The ultimate values actually realized by our Named Executives from unvested equity awards, if any, cannot be determined unless and until the awards fully vest.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship of CAP to Certain Performance Measures

The following graphic and narrative disclosures describe the relationship between the CAP to our PEOs and the Average CAP to our Non-PEO Named Executives in each of the years reported above to (1) TSR of both the Company and the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”), (2) Company Net Income, and (3) Company Adjusted Free Cash Flow.

In 2020, the CAP to Messrs. Hackett and Farley, as well as to our Non-PEO Named Executives, was lower than their respective individual and average SCT Totals (as applicable), while our TSR for 2020 was -4% paired with a $1.326 billion decrease in Net Income and $1.589 billion decrease in Adjusted Free Cash Flow from 2019. For 2021, the CAP to Mr. Farley was much higher than his SCT Total, paired with a corresponding +137% change in our TSR and $19.216 billion and $3.317 billion increases in Net Income and Adjusted Free Cash Flow, respectively. The average CAP to our Non-PEO Named Executives was also much higher than the average SCT Total in 2021. In 2022, the CAP to Mr. Farley was much lower than his SCT Total, and the average CAP to our Non-PEO Named Executives was much lower than their average SCT Total in 2022, with negative CAP in both cases. TSR suffered a -42% change in 2022, as Net Income declined $19.918 billion from the prior year despite a $4.491 billion increase in our Adjusted Free Cash Flow from the prior year.

The increased CAP to Mr. Farley and our other Non-PEO Named Executives for 2021 is largely attributable to a large increase in our stock price during 2021 that also drove the large increase in our TSR for 2021. By the end of 2022, our TSR ended higher than the cumulative TSR of our Peer Group, but both our TSR and stock price had returned to levels closer to our 2020 TSR and year-end stock price, contributing to the corresponding decrease in CAP to Mr. Farley and our other Non-PEO Named Executives for 2022. Much of the fluctuation in CAP over the period reported is attributable to changes in our year-end stock price, which affects the “change in value of prior years’ awards” that is included in the calculation of CAP. The ultimate values actually realized by our Named Executives from unvested equity awards, if any, cannot be determined unless and until the awards fully vest.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship of CAP to Certain Performance Measures

The following graphic and narrative disclosures describe the relationship between the CAP to our PEOs and the Average CAP to our Non-PEO Named Executives in each of the years reported above to (1) TSR of both the Company and the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”), (2) Company Net Income, and (3) Company Adjusted Free Cash Flow.

In 2020, the CAP to Messrs. Hackett and Farley, as well as to our Non-PEO Named Executives, was lower than their respective individual and average SCT Totals (as applicable), while our TSR for 2020 was -4% paired with a $1.326 billion decrease in Net Income and $1.589 billion decrease in Adjusted Free Cash Flow from 2019. For 2021, the CAP to Mr. Farley was much higher than his SCT Total, paired with a corresponding +137% change in our TSR and $19.216 billion and $3.317 billion increases in Net Income and Adjusted Free Cash Flow, respectively. The average CAP to our Non-PEO Named Executives was also much higher than the average SCT Total in 2021. In 2022, the CAP to Mr. Farley was much lower than his SCT Total, and the average CAP to our Non-PEO Named Executives was much lower than their average SCT Total in 2022, with negative CAP in both cases. TSR suffered a -42% change in 2022, as Net Income declined $19.918 billion from the prior year despite a $4.491 billion increase in our Adjusted Free Cash Flow from the prior year.

The increased CAP to Mr. Farley and our other Non-PEO Named Executives for 2021 is largely attributable to a large increase in our stock price during 2021 that also drove the large increase in our TSR for 2021. By the end of 2022, our TSR ended higher than the cumulative TSR of our Peer Group, but both our TSR and stock price had returned to levels closer to our 2020 TSR and year-end stock price, contributing to the corresponding decrease in CAP to Mr. Farley and our other Non-PEO Named Executives for 2022. Much of the fluctuation in CAP over the period reported is attributable to changes in our year-end stock price, which affects the “change in value of prior years’ awards” that is included in the calculation of CAP. The ultimate values actually realized by our Named Executives from unvested equity awards, if any, cannot be determined unless and until the awards fully vest.

Tabular List [Table Text Block]

Critical Performance Measures

The seven measures listed below represent the most important financial and non-financial performance measures used to tie 2022 executive compensation to Company performance. The measures in this table are not ranked. For a discussion of each of these performance measures and how they tie to our performance-based compensation practices, refer to the CD&A, beginning on p. 41.

Most Important Financial and Non-Financial Performance Measures
Company Adjusted Free Cash Flow
Company Adjusted EBIT Margin
Adjusted Return on Invested Capital
Company Adjusted EBIT
Company Revenue
Quality
Relative TSR of Peer Group for PSUs*
*	See Long-Term Incentive Awards beginning on p. 56 for more information about the structure of our PSU grants and the peer groups used for measuring relative TSR for PSUs.

Total Shareholder Return Amount	$ 132	228	96
Peer Group Total Shareholder Return Amount	128	188	151
Net Income (Loss)	$ (1,981,000,000)	$ 17,937,000,000	$ (1,279,000,000)
Company Selected Measure Amount	9,081,000,000	4,590,000,000	1,273,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company Adjusted EBIT Margin
Non-GAAP Measure Description [Text Block]
[3]

Company adjusted free cash flow is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Cash Provided By/(Used In) Operating Activities.” Company adjusted free cash flow measures the Company’s operating cash flow excluding operating cash flows of Ford Motor Credit Company LLC (“Ford Credit”). The measure contains elements management considers “operating activities,” including Company excluding Ford Credit capital spending, Ford Credit distributions to its parent, and settlement of derivatives. The measure excludes cash outflows for funded pension contributions, global redesign (including separations), and other items that are considered operating cash flows under U.S. GAAP. This measure is useful to management and investors because it is consistent with management’s assessment of the Company’s operating cash flow performance. Please refer to p. 79 of our Annual Report on Form 10-K for the year ended December 31, 2022 for a reconciliation of Net Cash Provided By/(Used in) Operating Activities to Company Adjusted Free Cash Flow.

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As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the following amounts were added to, or deducted from, the applicable SCT Totals:

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Adjusted EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Company Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Quality
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR of Peer Group for PSUs*
James D. Farley, Jr
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 20,996,146	$ 22,813,174	$ 11,802,054
PEO Actually Paid Compensation Amount	$ (14,879,370)	73,772,804	8,310,761
PEO Name	James D. Farley Jr.
Restricted Stock Units	$ (1,211,597)	15,444,439	(22,052)
Performance Based Stock Units	(11,176,996)	38,202,727	(640,954)
Option Awards	(8,341,541)	13,390,950	6,402,350
Equity Awards	(20,730,135)	67,038,116	5,739,345
James D. Farley, Jr | Less Grant Date Fair Value Of Equity-Based Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,145,381	16,078,486	9,230,638
James D. Farley, Jr | Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,730,135)	67,038,116	5,739,345
James D. Farley, Jr | Fair Value of Reported Year's Awards at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,697,370	40,472,198	9,540,159
James D. Farley, Jr | Fair Value of Reported Year's Awards at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,115,951	11,208,533	2,483,043
James D. Farley, Jr | Fair Value of Reported Year's Awards at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,581,419	29,263,665	654,766
James D. Farley, Jr | Fair Value of Reported Year's Awards at Reported Year End, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,402,350
James D. Farley, Jr | Change in Value of Prior Years' Awards Unvested at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,266,216)	23,533,202	(1,142,771)
James D. Farley, Jr | Change in Value of Prior Years' Awards Unvested at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,615,542)	3,441,217	(50,387)
James D. Farley, Jr | Change in Value of Prior Years' Awards Unvested at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,456,825)	8,767,638	(1,092,384)
James D. Farley, Jr | Change in Value of Prior Years' Awards Unvested at Reported Year End, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,193,849)	11,324,347
James D. Farley, Jr | Change in Value of Prior Years' Awards that Vested in Year Reported
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,161,288)	3,032,716	(2,658,044)
James D. Farley, Jr | Change in Value of Prior Years' Awards that Vested in Year Reported, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,712,006)	794,689	(2,454,708)
James D. Farley, Jr | Change in Value of Prior Years' Awards that Vested in Year Reported, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,301,590)	171,424	(203,336)
James D. Farley, Jr | Change in Value of Prior Years' Awards that Vested in Year Reported, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,147,692)	2,066,603
James P. Hackett
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			16,728,505
PEO Actually Paid Compensation Amount			9,825,786
Restricted Stock Units			(1,782,411)
Performance Based Stock Units			(1,962,685)
Option Awards			10,419,367
Equity Awards			6,674,271
James P. Hackett | Less Grant Date Fair Value Of Equity-Based Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,576,989
James P. Hackett | Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,674,271
James P. Hackett | Fair Value of Reported Year's Awards at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,121,760
James P. Hackett | Fair Value of Reported Year's Awards at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,702,393
James P. Hackett | Fair Value of Reported Year's Awards at Reported Year End, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,419,367
James P. Hackett | Change in Value of Prior Years' Awards Unvested at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,852,836)
James P. Hackett | Change in Value of Prior Years' Awards Unvested at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(123,604)
James P. Hackett | Change in Value of Prior Years' Awards Unvested at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,729,232)
James P. Hackett | Change in Value of Prior Years' Awards that Vested in Year Reported
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,594,653)
James P. Hackett | Change in Value of Prior Years' Awards that Vested in Year Reported, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,658,807)
James P. Hackett | Change in Value of Prior Years' Awards that Vested in Year Reported, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(935,846)
Tim Stone | Change in Value of Prior Years' Awards Unvested at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,445,630)
Tim Stone | Change in Value of Prior Years' Awards Unvested at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,883,151)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Restricted Stock Units	1,280,588	10,427,114	465,259
Performance Based Stock Units	(4,493,485)	13,554,803	(713,473)
Option Awards	(3,114,698)	4,200,192	1,651,068
Equity Awards	(6,327,595)	28,182,109	1,402,854
Non-PEO NEO [Member] | Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,877,999	10,394,497	7,941,257
Non-PEO NEO [Member] | Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,327,595)	28,182,109	1,402,854
Non-PEO NEO [Member] | Plus Actuarially Determined Pension Service Cost and Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,179	114,263	237,925
Non-PEO NEO [Member] | Fair Value of Reported Year's Awards at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,312,534	15,672,794	1,571,526
Non-PEO NEO [Member] | Fair Value of Reported Year's Awards at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,433,292	7,006,252	1,426,962
Non-PEO NEO [Member] | Fair Value of Reported Year's Awards at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,879,242	8,666,542	144,564
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Reported Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,939,732)	9,340,483	605,299
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Reported Year End, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,606,739)	1,161,809	(336,773)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Reported Year End, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,796,401)	4,764,067	(708,996)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Reported Year End, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,536,592)	3,414,607	1,651,068
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards that Vested in Year Reported
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,700,397)	3,168,832	(773,971)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards that Vested in Year Reported, RSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(545,965)	2,259,053	(624,930)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards that Vested in Year Reported, PSUs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(576,326)	124,194	$ (149,041)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards that Vested in Year Reported, Options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,578,106)	$ 785,585